CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Par value per share (in USD per share)	$ 0.02	$ 0.02
Number of shares issued (in shares)	555,888,455	552,912,823
Number of shares outstanding (in shares)	555,888,455	552,912,823